Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	€ 20,177	€ 20,065	€ 22,924
Total depreciation and amortisation	8,356	7,895	10,144
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	6,234	5,970	6,846
Amortisation of intangible assets	2	2	8
Government grants	(1,414)	(1,252)	(1,192)
Total depreciation and amortisation	6,942	6,643	8,952
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,120	1,923	3,290
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	11,832	11,819	12,441
Selling expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	9,579	9,534	9,776
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,253	2,285	2,665
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	1,029	1,088	899
Government grants	(59)	(54)	(49)
Total depreciation and amortisation	1,403	1,603	1,531
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	135	249	310
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 298	€ 320	€ 371